Inventories - Disclosure of Provision for losses on inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Balances at the beginning of the year	R$ (38,935)	R$ (49,153)
Additions	(5,652)	(10,681)
Write-offs	3,302	2,566
Reversal of impairment	0	24,275	R$ 18,333
Balances at the end of the year	R$ (41,285)	R$ (38,935)	R$ (49,153)